Northern Lights Fund Trust III

Discretionary Managed Futures Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for the Discretionary Managed Futures Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 6, 2014, (SEC Accession No. 0000910472-14-003324).